Note 15 - AR Facility	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accounts and Nontrade Receivable [Text Block]
15.	AR Facility

In April 2019, the Company entered into a structured accounts receivable facility (the “AR Facility”). Under the AR Facility, certain of the Company's subsidiaries continuously sell trade accounts receivable and contract assets (the “Receivables”) to wholly owned special purpose entities at fair market value. The special purpose entities in turn sell the Receivables to a third-party financial institution (the “Purchaser”).

On April 26, 2021, the Company extended the term of the AR Facility by one year with a maturity date of April 25, 2022, and a committed availability of $125,000. As of December 31, 2021, the Company’s draw under the AR Facility was nil.

All transactions under the AR Facility are accounted for as a true sale in accordance with ASC 860, Transfers and Servicing (“ASC 860”). Following the sale of the Receivables to the Purchaser, the Receivables are legally isolated from the Company and its wholly owned special purpose entities. The AR Facility is recorded as a sale of accounts receivable, and accordingly sold receivables are derecognized from the consolidated balance sheet. The Company continues to service, administer and collect the Receivables on behalf of the Purchaser, and recognizes a servicing liability in accordance with ASC 860. The Company has elected the amortization method for subsequent measurement of the servicing liability, which is assessed for changes in the obligation at each reporting date. As of December 31, 2021, the servicing liability was nil.

The proceeds from the sale of these Receivables comprises of cash and a deferred purchase price (“Deferred Purchase Price” or “DPP”). The DPP asset is realized following the collection of Receivables sold to the Purchaser; however, due to the revolving nature of the AR Facility, collections are reinvested by the Purchaser monthly in new Receivable purchases. For the year ended December 31, 2021, Receivables sold under the AR Facility were $1,556,071 and cash collections from customers on Receivables sold were $1,503,971. As of December 31, 2021, the outstanding principal on trade accounts receivable, net of Allowance for Doubtful Accounts, sold under the AR Facility was $149,832; and the outstanding principal on contract assets, current and non-current, sold under the AR Facility was $89,686. See note 24 for fair value information on the DPP.

For the year ended December 31, 2021, the Company recognized a loss related to Receivables sold of $71 (2020 - $142 loss) that was recorded in other expense in the consolidated statement of earnings. Based on the Company’s collection history, the fair value of the Receivables sold subsequent to the initial sale approximates carrying value.

The non-cash investing activities associated with the DPP for the year ended December 31, 2021, were $302,080.